CONTRIBUTED EQUITY	6 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
CONTRIBUTED EQUITY	CONTRIBUTED EQUITY

	December 31, 2025	June 30, 2025
	US$	US$
Issued capital
336,322,679 (June 30, 2025: 319,927,854) fully paid ordinary shares	243,329,280	197,985,920
We do not have a limit on our authorized share capital and the concept of par value is not recognized under Australian law.
(a)    Movements in issued capital

	Number of Ordinary Shares	Number of Class A Performance Shares	Number of Class B Performance Shares	US$
Six months ended December 31, 2025
Opening balance at June 30, 2025	319,927,854	-	19,800,000	197,985,920
Issue of shares – share placements	14,000,000	-	-	45,717,352
Issue of shares – exercise of options	2,047,489	-	-	971,471
Issue of shares – conversion of RSUs	347,306	-	-	384,731
Issue of shares – conversion of performance shares	30	-	(19,800,000)	-
Share issue costs	-	-	-	(1,730,194)
Closing balance at December 31, 2025	336,322,679	-	-	243,329,280

Six months ended December 31, 2024
Opening Balance June 30, 2024	257,244,759	19,800,000	19,800,000	112,959,638
Issue of shares – share placements	34,951,630	-	-	70,919,564
Issue of shares – exercise of options	900,000	-	-	123,737
Issue of shares – conversion of rights	22,273,335	-	-	13,059,034
Issue of shares – conversion of RSUs	476,494	-	-	349,032
Issue of shares – conversion of performance shares	30	(19,800,000)	-	-
Share issue costs	-	-	-	(2,619,570)
Closing balance at December 31, 2024	315,846,248	-	19,800,000	194,791,435
On October 10, 2025, the Company completed the placement of 14,000,000 new fully paid ordinary shares at A$5.00 per share, to raise gross proceeds of A$70 million (approximately US$46 million) before costs.
Subsequent to December 31,2025 through the date of this report the Company issued an aggregate of 3,061,391 ordinary shares following (a) the conversion of 1,788,212 employee incentive securities and (b) the satisfaction of obligations through the issuance of 1,273,179 ordinary shares in lieu of cash under certain third-party agreements.
As of March 12, 2026, the Company has 339,384,070 ordinary shares issued and outstanding.